Income Taxes - Summary of Differences Between the Statutory Federal Income Tax Rate and the Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory federal tax rate	35.00%	35.00%	35.00%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.70%	4.50%	4.50%
Dividends received deduction	(1.50%)	(1.90%)	(1.40%)
Bank-owned life insurance	(1.80%)	(2.20%)	(2.30%)
Tax exempt income	(4.00%)	(3.10%)	(0.50%)
Other, net	1.90%	1.40%	0.20%
Effective tax rates	34.30%	33.70%	35.50%